SHAREHOLDERS' EQUITY (Schedule of RSUs balances) (Details) - 2008 Plan [Member] - Restricted Stock [Member] shares in Thousands	12 Months Ended
Dec. 31, 2025 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, Begining Balance	0
Granted	1,215,500
Vested	0
Forfeited	(38,000)
Outstanding, Ending Balance	1,177,500